Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Jun. 13, 2016
Supplement [Text Block]	isi_SupplementTextBlock
iShares®

iShares, Inc.

Supplement dated August 22, 2016

to the Summary Prospectus dated June 27, 2016,

Prospectus dated June 13, 2016 (as revised June 17, 2016)

and the Statement of Additional Information dated

June 13, 2016 (as revised August 1, 2016) (the “SAI”) for the

iShares MSCI EM ESG Select ETF (ESGE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on August 22, 2016:

	Current	New
Fund Name	iShares MSCI EM ESG Select ETF	iShares MSCI EM ESG Optimized ETF
Underlying Index	MSCI EM ESG Select Index	MSCI Emerging Markets ESG Focus Index
Investment Objective	The iShares MSCI EM ESG Select ETF seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider.	The iShares MSCI EM ESG Optimized ETF seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EM ESG Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock
iShares®

iShares, Inc.

Supplement dated August 22, 2016

to the Summary Prospectus dated June 27, 2016,

Prospectus dated June 13, 2016 (as revised June 17, 2016)

and the Statement of Additional Information dated

June 13, 2016 (as revised August 1, 2016) (the “SAI”) for the

iShares MSCI EM ESG Select ETF (ESGE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on August 22, 2016:

	Current	New
Fund Name	iShares MSCI EM ESG Select ETF	iShares MSCI EM ESG Optimized ETF
Underlying Index	MSCI EM ESG Select Index	MSCI Emerging Markets ESG Focus Index
Investment Objective	The iShares MSCI EM ESG Select ETF seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider.	The iShares MSCI EM ESG Optimized ETF seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.